DISPOSAL OF JIANGSU FANLI PIPE CO., LTD. ("JIANGSU FANLI") (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2010	Feb. 28, 2010 Jiangsu Fanli WSP China item
DISPOSAL OF JIANGSU FANLI PIPE CO., LTD. ("JIANGSU FANLI")
Number of non-controlling investors		3
Number of transactions that were accounted for as nonmonetary transactions		2
Fair value of the assets exchanged	$ 13,913	$ 13,913
Gain on disposal		2,583
Amount of sales proceeds returned to the non-controlling investors		$ 1,383